Commitments and contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 D	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Unrecorded Unconditional Purchase Obligation Balance Sheet Amount	$ 10,000,000	$ 10,000,000
Estimate of possible loss	112,000,000	98,000,000
Concentration Risk Percentage	64.00%	61.00%
True Up Payment Term	45
Minimum Member
Commitments and Contingencies Disclosure [Line Items]
Loss Contingency Range Of Possible Loss Portion Not Accrued	0
Maximum Member
Commitments and Contingencies Disclosure [Line Items]
Loss Contingency Range Of Possible Loss Portion Not Accrued	19,900,000
Credit Concentration Risk Member | Outstanding Balance [Member]
Commitments and Contingencies Disclosure [Line Items]
Fair Value Concentration Of Risk Credit Facilities Granted	749,000,000	799,000,000
Loans and Leases Receivable, Consumer, Mortgage with PRHA	294,000,000	294,000,000
Credit Concentration Risk Member | Foreign Government Debt Securities Member
Commitments and Contingencies Disclosure [Line Items]
Fair Value Concentration Of Risk Loans Receivable	217,000,000	269,000,000
Credit Concentration Risk Member | Commercial Real Estate Portfolio Segment Member
Commitments and Contingencies Disclosure [Line Items]
Fair Value Concentration Of Risk Loans Receivable	13,300,000,000	12,500,000,000
Credit Concentration Risk Member | Other Credit Facilities [Member]
Commitments and Contingencies Disclosure [Line Items]
Fair Value Concentration Of Risk Loans Receivable	1,000,000,000	1,200,000,000
Fair Value Concentration Of Risk Credit Facilities Granted	900,000,000	1,000,000,000
Credit Concentration Risk Member | Uncommitted Credit Facility [Member]
Commitments and Contingencies Disclosure [Line Items]
Fair Value Concentration Of Risk Loans Receivable	75,000,000	215,000,000
Credit Concentration Risk Member | Uncommitted Credit Facility [Member] | Outstanding Balance [Member]
Commitments and Contingencies Disclosure [Line Items]
Fair Value Concentration Of Risk Loans Receivable	61,000,000	0
Commitments To Extend Credit Member
Commitments and Contingencies Disclosure [Line Items]
Reserve of potential losses associated with unfunded loan commitments	5,000,000	15,000,000
Commitments To Extend Credit Member | Line Of Credit Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Commitments and Contingencies Disclosure [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Liability	1,000,000	5,000,000
Putative Class Action [Member]
Commitments and Contingencies Disclosure [Line Items]
Estimate of possible loss	400,000
Securities Class Action [Member] | Banco Popular De Puerto Rico [Member]
Commitments and Contingencies Disclosure [Line Items]
Loss Contingency Damages Sought Value	$ 600,000,000